Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite Lived Intangible Assets [Line Items]
Cash and cash equivalents - cash	$ 697
Cash and cash equivalents - money market funds and other cash equivalents	2,642
Equipment installment sales - maximum installment period under AT&T Next (in months)	26
Equipment installment receivable - ending balance	863
Inventories	1,148	1,036
Inventories - wireless handsets and accessories	1,031	888
Number of major classes of intangible assets	4
FCC licenses - typical term (in years)	10
Indefinite-lived intangible assets - timing of annual impairment analysis	October 1
Other termination benefits accrual related to efforts to streamline the business	251
Severance accruals	$ 349	$ 120
Software [Member]
Finite Lived Intangible Assets [Line Items]
Software, typical useful life (in years)	3 years 0 months 0 days